NeoForce Group, Inc. Acquisition - Additional Information (Detail) - USD ($)		12 Months Ended
	Sep. 08, 2015	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Amortization		$ 99,343	$ 40,813
NeoForce Group, Inc. [Member]
Business Acquisition [Line Items]
Revenue of acquiree			279,000
Net income of acquiree			76,000
NeoForce Group, Inc. [Member] | NeoForce, Inc [Member]
Business Acquisition [Line Items]
Business acquisition upfront cash payment	$ 1,000,000
Royalty payment period	36 months
Royalty payable		11,142
Amortization			$ 53,000
Fair value of royalty	$ 153,000	$ 136,000
Fair value inputs, discount rate (percent)		20.00%	20.00%